12 .ASSETS AND LIABILITIES HELD FOR SALE AND DISCONTINUED OPERATIONS (Tables)	12 Months Ended
Dec. 31, 2019
Assets And Liabilities Held For Sale And Discontinued Operations Abstract
Schedule of discontinued operations

The balances of the assets reclassified to Assets Held for Sale and liabilities directly associated with assets held for sale are described below.

	12.31.19				12.31.18
	Others	Operations from Argentina	Operations from Europe and Thailand	Others	Total
ASSETS
CURRENT ASSETS
Cash and cash equivalents	-	31,683	134,766	-	166,449
Marketable securities	-	68,686	-	-	68,686
Trade and other receivables	-	244,654	333,187	-	577,841
Inventories	-	254,142	645,241	-	899,383
Biological assets	-	19,246	-	-	19,246
Recoverable taxes	-	59,721	48,738	-	108,459
Assets held for sale	-	4	401	-	405
Other current assets	-	18,087	6,264	-	24,351
Total current assets	-	696,223	1,168,597	-	1,864,820

NON-CURRENT ASSETS
LONG-TERM RECEIVALBLES
Trade and other receivables	-	571	-	-	571
Deferred income tax and social contribution	-	-	7,967	-	7,967
Biological assets	-	11,586	20,122	-	31,708
Recoverable taxes	-	4,788	-	-	4,788
Other non-current assets	-	7,299	473	-	7,772
Total long-term receivables	-	24,244	28,562	-	52,806

Investments in subsidiaries and join ventures	-	20	-	-	20
Property, plant and equipment, net	99,245	329,590	327,224	169,798	826,612
Intangible assets	-	318,706	263,341	-	582,047
Total non-current assets	99,245	672,560	619,127	169,798	1,461,485

TOTAL ASSETS	99,245	1,368,783	1,787,724	169,798	3,326,305

LIABILITIES
CURRENT LIABILITIES
Short-term debt	-	88,395	-	-	88,395
Trade accounts payable	-	270,796	155,068	-	425,864
Payroll, related charges and employee profit sharing	-	45,125	45,667	-	90,792
Liabilities with related parties	-	197	-	-	197
Tax payable	-	13,600	24,831	-	38,431
Other current liabilities	-	51,125	95,219	-	146,344
Total current liabilities	-	469,238	320,785	-	790,023

NON-CURRENT LIABILITIES
Long-term debt	-	67,378	-	-	67,378
Deferred income tax and social contribution	-	142,013	26,161	-	168,174
Provision for tax, civil and labor risks	-	70,571	366	-	70,937
Other non-current liabilities	-	22	34,995	-	35,017
Total non-current liabilities	-	279,984	61,522	-	341,506

TOTAL LIABILITIES AND EQUITY	-	749,222	382,307	-	1,131,529

Net assets and liabilities held for sale	99,245	619,561	1,405,417	169,798	2,194,776

	Operations from Argentina			Operations from Europe and Thailand			Dairy (2)	Total
	12.31.19	12.31.18	12.31.17	12.31.19	12.31.18	12.31.17	12.31.19	12.31.19	12.31.18	12.31.17

NET SALES	80,843	1,737,435	2,024,932	1,090,409	2,603,152	3,130,260	-	1,171,252	4,340,587	5,155,192
Cost of sales	(95,223)	(1,691,123)	(1,845,924)	(978,318)	(2,331,270)	(2,602,265)	-	(1,073,541)	(4,022,393)	(4,448,189)
GROSS PROFIT (1)	(14,380)	46,312	179,008	112,091	271,882	527,995	-	97,711	318,194	707,003
OPERATING INCOME (EXPENSES)
Selling expenses	(11,389)	(175,910)	(221,467)	(38,321)	(220,408)	(238,047)	-	(49,710)	(396,318)	(459,514)
General and administrative expenses	(5,106)	(36,130)	(39,746)	(33,883)	(83,585)	(72,377)	-	(38,989)	(119,715)	(112,123)
Impairment loss on trade and other receivables	-	(4,664)	(1,052)	(4,129)	4,576	(6,799)	-	(4,129)	(88)	(7,851)
Other operating income (expenses), net	(27,397)	2,703	(50,573)	(39,608)	(36,380)	(4,048)	(96,486)	(163,490)	(33,677)	(54,621)
Income from associates and joint ventures	-	-	-	(21)	-	-	-	(21)	-	-
INCOME (LOSS) BEFORE FINANCIAL RESULTS AND INCOME TAXES	(58,272)	(167,689)	(133,830)	(3,871)	(63,915)	206,724	(96,486)	(158,628)	(231,604)	72,894
Financial expenses	(20,982)	261,521	(342,860)	(8,800)	132,182	65,637	-	(29,782)	393,703	(277,223)
Financial income	8,284	88,250	71,625	(10,134)	1,779	5,778	-	(1,850)	90,029	77,403
INCOME (LOSS) BEFORE TAXES	(70,970)	182,082	(405,065)	(22,805)	70,046	278,139	(96,486)	(190,260)	252,128	(126,926)
Income taxes	100,380	(113,300)	2,719	12,657	(14,415)	(7,882)	-	113,037	(127,715)	(5,163)
NET INCOME (LOSS)	29,410	68,782	(402,346)	(10,148)	55,631	270,257	(96,486)	(77,223)	124,413	(132,089)
Gain (loss) on sale of investments and realization of other comprehensive income	(905,339)	-	-	66,754	-	-	-	(838,586)	-	-
Impairment loss on the remeasuarement at fair value less cost to sell	-	(1,060,039)	-	-	(1,416,114)	-	-	-	(2,476,153)	-
INCOME (LOSS) FROM DISCONTINUED OPERATIONS	(875,929)	(991,257)	(402,346)	56,606	(1,360,483)	270,257	(96,486)	(915,809)	(2,351,740)	(132,089)

Net Income (Loss) From Discontinued Operation Attributable to
Controlling shareholders	(875,929)	(995,135)	(389,480)	67,787	(1,337,958)	248,153	(96,486)	(904,628)	(2,333,093)	(141,327)
Non-controlling interest	-	3,878	(12,866)	(11,181)	(22,525)	22,104	-	(11,181)	(18,647)	9,238

(1)       The positive effect on cost refers to allocations of results to products sold in the markets of the discontinued operations.

(2)       There was no movement in the comparative period.

	12.31.19	12.31.18	12.31.17
OPERATING ACTIVITIES FROM DISCONTINUED OPERATIONS
Loss of discontinued operations	(915,809)	(2,351,740)	(132,089)
Adjustments for:
Depreciation and amortization	3,776	228,789	263,820
Depreciation and depletion of biological assets	9,700	27,248	21,900
Loss on disposals of property, plant and equipments	5,598	8,629	8,629
Provision for tax, civil and labor risks	(493)	(66,968)	134,226
Income from associates and joint ventures	21	-	-
Gain (loss) on disposal of discontinued operations	757,256	-	-
Provision for losses in inventories	(7,294)	-	-
Impairment	81,329	2,476,152	-
Financial results, net	31,631	(483,802)	199,820
Deferred income tax	(116,883)	104,750	(19,434)
Restatement by hyperinflation	-	(426,535)	-
Others	32,821	(17,388)	(45,271)
	(118,347)	(500,865)	431,601
Trade accounts receivable	(133,233)	37,892	(104,595)
Inventories	59,135	71,670	(319,712)
Biological assets - current	55	3,024	4,922
Trade accounts payable	50,947	(269,404)	(161,057)
Supply chain finance	(28)	(374)	318
Cash generated by operating activities	(141,471)	(658,057)	(148,523)
Investments in securities at FVTPL (1)	(6,472)	(403,242)	(321,487)
Redemptions of securities at FVTPL (1)	29,097	340,696	322,100
Payment of interests	-	(29,815)	(45,700)
Other operating assets and liabilities	9,612	617,719	173,159
Net cash (used in) provided by operating activities from discontinued operations	(109,234)	(132,699)	(20,451)

INVESTING ACTIVITIES FROM DISCONTINUED OPERATIONS
Additions to property, plant and equipment	(14,350)	(57,280)	(52,467)
Additions to biological assets - non-current	(11,911)	(31,840)	(31,548)
Additions to intangible assets	-	(99)	(134)
Proceeds from disposals of property, plant, equipment and investments	1,874,955	-	-
Net cash used in investing activities from discontinued operations	1,848,694	(89,219)	(84,149)

FINANCING ACTIVITIES FROM DISCONTINUING OPERATIONS
Proceeds from debt issuance	10,122	821,674	1,678,121
Repayment of debt	(8,555)	(921,492)	(1,668,709)
Net cash (used in) provided by financing activities from discontinued operations	1,567	(99,818)	9,412
Net increase (decrease) in cash and cash equivalents	1,741,027	(321,736)	(95,188)

(1)       FVTPL: Fair Value Through Profit and Loss.